Transamerica Energy Infrastructure Average Annual Total Returns - Retail Class [Member]			12 Months Ended	55 Months Ended	60 Months Ended	104 Months Ended	106 Months Ended	120 Months Ended	140 Months Ended
	Oct. 31, 2025		Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025	Dec. 31, 2025 [3]	Dec. 31, 2025 [4]	Dec. 31, 2025	Dec. 31, 2025	[5]
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.15% [1]	11.55%	13.15% [1]	14.28%	14.09%	14.29% [1]
Performance Inception Date	Apr. 21, 2017	[3]		May 28, 2021			Mar. 10, 2017
Alerian Midstream Energy Select Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			6.58%		24.26%			12.70%
Alerian MLP Total Return Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			9.76%		25.96%			8.85%
A
Prospectus [Line Items]
Average Annual Return, Percent			(2.06%)		13.59%			7.74%
Performance Inception Date	Apr. 30, 2013
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.73%)		12.68%			6.80%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.87%)		10.53%			5.84%
C
Prospectus [Line Items]
Average Annual Return, Percent			1.88%		13.99%			7.52%
Performance Inception Date	Apr. 30, 2013
I
Prospectus [Line Items]
Average Annual Return, Percent			3.87%		15.26%			8.66%
Performance Inception Date	Apr. 30, 2013
I2
Prospectus [Line Items]
Average Annual Return, Percent			4.09%		15.38%			8.78%
Performance Inception Date	Apr. 30, 2013

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[3]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[4]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[5]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.